Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 9,347
2018	9,134
2019	7,686
2020	6,298
2021	4,548
Thereafter	19,996
Future minimum payments due	$ 57,009